Segment Information - Disaggregation of Total Revenues (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	$ 81,308,749	$ 82,340,312	$ 75,926,603
Export revenue	10,050,108	10,320,161	8,521,278
Abroad revenue	2,915,378	3,626,890	3,603,948
Total revenue	94,274,235	96,287,363	88,051,829
Operating segment
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	84,635,112	85,381,576	78,058,260
Export revenue	10,050,108	10,320,161	8,521,278
Abroad revenue	2,933,209	3,646,050	3,619,210
Total revenue	97,618,429	99,347,787	90,198,748
Intersegment Revenues
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	(3,326,363)	(3,041,264)	(2,131,657)
Abroad revenue	(17,831)	(19,160)	(15,262)
Total revenue	(3,344,194)	(3,060,424)	(2,146,919)
Content
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	31,551,987	34,372,257	32,870,568
Content | Operating segment
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	33,997,220	36,686,676	34,332,572
Content | Operating segment | Advertising
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	20,366,184	22,636,449	22,503,689
Export revenue	262,734	376,106	344,215
Abroad revenue	90,164	210,638	181,418
Total revenue	20,719,082	23,223,193	23,029,322
Content | Operating segment | Network Subscription Revenue
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	2,704,998	3,079,041	2,526,170
Export revenue	1,353,090	1,320,300	1,069,210
Total revenue	4,058,088	4,399,341	3,595,380
Content | Operating segment | Licensing and Syndication
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	949,440	711,468	751,686
Export revenue	8,270,610	8,352,674	6,956,184
Total revenue	9,220,050	9,064,142	7,707,870
Content | Intersegment Revenues
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	(2,445,233)	(2,314,419)	(1,462,004)
Sky
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	22,069,500	21,870,293	19,146,329
Sky | Operating segment
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	22,196,629	21,941,247	19,253,526
Sky | Operating segment | Advertising
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	651,689	412,512	319,585
Total revenue	651,689	412,512	319,585
Sky | Operating segment | DTH Broadcast Satellite TV
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	19,810,392	19,627,851	17,419,980
Abroad revenue	1,534,681	1,637,774	1,310,710
Total revenue	21,345,073	21,265,625	18,730,690
Sky | Operating segment | Pay-Per-View
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	199,867	263,110	203,251
Total revenue	199,867	263,110	203,251
Sky | Operating segment | Leasing set-top equipment
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	9,894,292	9,266,056	8,226,584
Sky | Intersegment Revenues
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	(127,129)	(70,954)	(107,197)
Cable
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	32,822,555	31,729,252	28,339,426
Cable | Operating segment
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	33,048,310	31,891,616	28,488,313
Cable | Operating segment | Advertising
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	817,330	678,816	606,612
Total revenue	817,330	678,816	606,612
Cable | Operating segment | Digital TV Service
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	12,978,715	13,051,572	12,203,074
Total revenue	12,978,715	13,051,572	12,203,074
Cable | Operating segment | Broadband Services
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	11,357,448	9,709,197	7,617,723
Total revenue	11,357,448	9,709,197	7,617,723
Cable | Operating segment | Telephony
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	2,944,263	3,103,765	3,202,670
Total revenue	2,944,263	3,103,765	3,202,670
Cable | Operating segment | Other Services
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	522,003	561,386	441,967
Total revenue	522,003	561,386	441,967
Cable | Operating segment | Telecommunications Networks
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	4,173,146	4,409,366	3,989,715
Abroad revenue	255,405	377,514	426,552
Total revenue	4,428,551	4,786,880	4,416,267
Cable | Operating segment | Leasing set-top equipment
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	3,062,826	3,072,701	2,674,947
Cable | Intersegment Revenues
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	(225,755)	(162,364)	(148,887)
Other Businesses
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	7,830,193	8,315,561	7,695,506
Other Businesses | Operating segment
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	8,376,270	8,828,248	8,124,337
Other Businesses | Operating segment | Gaming
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	2,852,013	2,653,990	2,367,190
Total revenue	2,852,013	2,653,990	2,367,190
Other Businesses | Operating segment | Soccer, Sports and Show Business
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	1,447,731	1,581,705	1,132,314
Export revenue	118,424	220,319	129,374
Total revenue	1,566,155	1,802,024	1,261,688
Other Businesses | Operating segment | Publishing - Magazines
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	460,045	535,478	533,520
Abroad revenue	366,897	480,101	606,144
Total revenue	826,942	1,015,579	1,139,664
Other Businesses | Operating segment | Publishing - Advertising
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	614,478	769,009	665,296
Abroad revenue	454,886	691,501	809,882
Total revenue	1,069,364	1,460,510	1,475,178
Other Businesses | Operating segment | Publishing Distribution
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	286,500	318,924	228,345
Abroad revenue	62,177	81,645	89,987
Total revenue	348,677	400,569	318,332
Other Businesses | Operating segment | Radio - Advertising
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	851,140	814,176	786,735
Total revenue	851,140	814,176	786,735
Other Businesses | Operating segment | Feature Film Production and Distribution
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Domestic revenue	647,730	463,761	558,738
Export revenue	45,250	50,762	22,295
Abroad revenue	168,999	166,877	194,517
Total revenue	861,979	681,400	775,550
Other Businesses | Intersegment Revenues
Revenues for each reportable segment disaggregated by major service/product lines and primary geographical market
Total revenue	$ (546,077)	$ (512,687)	$ (428,831)